Rate Sheet Prospectus Supplement Dated January 5, 2024
To The Prospectus Dated August 28, 2023 For

PERSPECTIVE ADVISORY II®
FLEXIBLE PREMIUM VARIABLE AND FIXED DEFERRED ANNUITY

Issued by
Jackson National Life Insurance Company of New York® through
JNLNY Separate Account I

This Rate Sheet Prospectus Supplement is to be used in connection with the above-referenced prospectus. Please read and keep it together with your prospectus for future reference. To obtain an additional copy of the prospectus, please contact us at our Jackson of NY Customer Care Center, P.O. Box 24068, Lansing, Michigan, 48909-4068; 1-800-599-5651; www.jackson.com.

The purpose of this Rate Sheet Prospectus Supplement (“Supplement”) is to provide the current annual add-on benefit charges (referred to as the “charges”), and the Bonus percentages, Guaranteed Withdrawal Balance (“GWB”) Adjustment percentages, Guaranteed Annual Withdrawal Amount (“GAWA”) percentages, and Step-up methods (collectively referred to as the “rates”) for the AutoGuard, Flex Guaranteed Minimum Withdrawal Benefit (“GMWB”) (Single) and (Joint), Flex Net (Single) and (Joint), MarketGuard Stretch, Return of Premium Guaranteed Minimum Death Benefit (“GMDB”), Highest Anniversary Value GMDB, and Flex DB NY add-on benefits, as applicable. This Supplement also provides the current minimum and maximum annual fees you would pay for a single optional benefit, and the current lowest and highest cost you would incur each year, based on current charges. This Supplement replaces and supersedes any previously issued Rate Sheet Prospectus Supplement and must be used in conjunction with an effective prospectus. For complete information about the add-on benefits referenced in this Rate Sheet Prospectus Supplement, please see the applicable subsections under the “CONTRACT CHARGES”, “ACCESS TO YOUR MONEY”, and “DEATH BENEFIT” sections in the prospectus. Please note: current rates and charges applicable to benefit elections made on Contract Anniversaries after your Contract has already been issued are disclosed in a separate Post-Issue Rate Sheet Supplement.

The charges and rates below apply for applications signed on or after January 16, 2024.

It is important that you have the most current Rate Sheet Prospectus Supplement as of the date you sign your application. This Supplement has no specified end date and can be superseded at any time. If we supersede this Supplement with a new Rate Sheet Prospectus Supplement, the new Rate Sheet Prospectus Supplement will be filed a minimum of 10 calendar days prior to its effective date.

The current minimum and maximum annual fees (for a single optional benefit), as displayed in the “Ongoing Fees and Expenses (annual charges)” section of the table contained in the “IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT” section of the prospectus are:

ANNUAL FEE	MINIMUM	MAXIMUM
3. Optional benefits available for an additional charge (for a single optional benefit, if elected)	0.20%[3]	1.68%[3]

3.    The minimum fee reflects an annualized percentage of the GMDB Benefit Base. The maximum fee reflects an annualized percentage of the GWB.

The current lowest and highest annual cost estimates, as displayed in the “Ongoing Fees and Expenses (annual charges)” section of the table contained in the “IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT” section of the prospectus are:

LOWEST ANNUAL COST: $701	HIGHEST ANNUAL COST: $4,654
Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination of Fund fees and expenses
•No add-on benefits
•No sales charges
•No additional purchase payments, transfers or withdrawals

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of add-on benefits and Fund fees and expenses
•No sales charges
•No additional purchase payments, transfers or withdrawals

The current annual charges for the following add-on benefits are:

Add-on Benefit Name	Current Annual Charge	Charge Basis
AutoGuard	0.87%	GWB
Flex GMWB (Single)	Plus: 1.53%	GWB
	Core: 1.23%
	Value: 0.54%
Flex GMWB (Joint)	Plus: 1.68%	GWB
	Core: 1.53%
	Value: 0.84%
Flex Net GMWB (Single)	Core: 1.38%	GWB
	Value: 0.69%
Flex Net GMWB (Joint)	Core: 1.62%	GWB
	Value: 0.96%
MarketGuard Stretch	1.11%	GMWB Charge Base
Return of Premium GMDB	0.20%	GMDB Benefit Base
Highest Anniversary Value GMDB	0.45%	GMDB Benefit Base
Flex DB* NY	With Flex Value: 0.72%	GMWB Death Benefit
	With Flex Core: 0.72%
* Flex DB NY is only available with elections of the Flex GMWB (Single) Value or Core benefit options.

The current rates for benefit options available with the Flex GMWB (Single) and (Joint) and Flex Net GMWB (Single) and (Joint) add-on benefits are:

Flex GMWB (Single)
Benefit Option	Value		Core		Plus
Bonus	4%		5%		6%
Step-Up	Annual Contract Value		Annual Contract Value		Quarterly Contract Value
GWB Adjustment	105%		105%		105%
GAWA Percentages	Ages	GAWA%	Ages	GAWA %	Ages	GAWA%
	35-59	3.00%	35-59	4.00%	35-59	3.75%
	60-64	3.00%	60-64	4.00%	60-64	4.00%
	65-69	4.25%	65-69	5.35%	65-69	5.00%
	70-74	4.55%	70-74	5.75%	70-74	5.60%
	75-79	4.95%	75-79	6.25%	75-79	6.05%
	80-84	5.40%	80-84	6.85%	80-84	6.60%
	85-89	5.95%	85-89	7.55%	85-89	7.30%
	90-94	6.70%	90-94	8.50%	90-94	8.20%
	95+	7.65%	95+	9.70%	95+	9.35%

Flex GMWB (Joint)
Benefit Option	Value		Core		Plus
Bonus	4%		5%		5%
Step-Up	Annual Contract Value		Annual Contract Value		Quarterly Contract Value
GWB Adjustment	105%		105%		105%
GAWA Percentages	Ages	GAWA%	Ages	GAWA %	Ages	GAWA%
	35-59	2.75%	35-59	3.75%	35-59	3.75%
	60-64	2.75%	60-64	3.75%	60-64	3.75%
	65-69	4.00%	65-69	4.65%	65-69	4.65%
	70-74	4.30%	70-74	5.00%	70-74	5.00%
	75-79	4.65%	75-79	5.40%	75-79	5.40%
	80-84	5.10%	80-84	5.90%	80-84	5.90%
	85-89	5.65%	85-89	6.50%	85-89	6.50%
	90-94	6.35%	90-94	7.30%	90-94	7.30%
	95+	7.25%	95+	8.35%	95+	8.35%

Flex Net GMWB (Single)
Benefit Option	Value		Core
Bonus	4%		5%
Step-Up	Annual Contract Value		Annual Contract Value
GWB Adjustment	105%		105%
GAWA Percentages	Ages	GAWA%	Ages	GAWA %
	35-59	3.00%	35-59	4.00%
	60-64	3.00%	60-64	4.00%
	65-69	4.25%	65-69	5.35%
	70-74	4.55%	70-74	5.75%
	75-79	4.95%	75-79	6.25%
	80-84	5.40%	80-84	6.85%
	85-89	5.95%	85-89	7.55%
	90-94	6.70%	90-94	8.50%
	95+	7.65%	95+	9.70%

Flex Net GMWB (Joint)
Benefit Option	Value		Core
Bonus	4%		5%
Step-Up	Annual Contract Value		Annual Contract Value
GWB Adjustment	105%		105%
GAWA Percentages	Ages	GAWA%	Ages	GAWA %
	35-59	2.75%	35-59	3.75%
	60-64	2.75%	60-64	3.75%
	65-69	4.00%	65-69	4.65%
	70-74	4.30%	70-74	5.00%
	75-79	4.65%	75-79	5.40%
	80-84	5.10%	80-84	5.90%
	85-89	5.65%	85-89	6.50%
	90-94	6.35%	90-94	7.30%
	95+	7.25%	95+	8.35%

The current rate for the AutoGuard add-on benefit is:

Add-on Benefit Name	GAWA Percentage
AutoGuard	5.00%

The current rates for the MarketGuard Stretch add-on benefit are:

Add-on Benefit Name	Ages	GAWA Percentage
MarketGuard Stretch	0-54	4.50%
	55-59	5.00%
	60+	5.50%

In order for you to receive the charges and rates disclosed in this Supplement, your application must be signed on or after the date referenced above, we must receive your application in Good Order within 14 calendar days from the date you sign your application, and your initial Premium Payment must be received within 14 calendar days (60 calendar days for 1035 exchanges, direct transfers, or direct rollovers) from the date you sign your application. Once your Contract is issued with the add-on benefit, the rates disclosed in this Supplement will not change as long as you own the add-on benefit, however the charges will be subject to any charge increase provisions outlined in your Contract.

Subject to meeting the timing requirements stated above, on the Issue Date, if the current rates have changed since the date you signed your application, the following will apply:

•If the Bonus percentage increased, you will receive the higher percentage in effect on the issue date.
•If the GAWA percentages increased, you will receive the higher percentages in effect on the issue date.
•If the GWB Adjustment percentage increased, you will receive the higher percentage in effect on the issue date.
•If the Annual Charge decreased, you will receive the lower charge in effect on your issue date.

However, if any of the rates associated with your election(s) decreased, or the Annual Charge(s) associated with your election(s) increased, you will receive all of the rates and Annual Charges associated with your election(s) that were in effect on the date you signed your application.

If the necessary paperwork and initial Premium Payment are not received within the timelines referenced above, you will receive the applicable charges and rates in effect as of the Contract's Issue Date.

If your application was signed prior to the application date shown above, please refer to your Contract for the charges and rates applicable to your add-on benefits, or contact our Jackson of NY Customer Care Center.

Please note: current rates and charges applicable to benefit elections made on Contract Anniversaries after your Contract has already been issued are disclosed in a separate Post-Issue Rate Sheet Supplement.

All Rate Sheet Prospectus Supplements are available by contacting our Jackson of NY Customer Care Center at 1-800-599-5651, and are also available at www.jackson.com/product-literature-5.html.

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To be used with JMV18691NY 08/23

NFV100780 01/24